HIGH YIELD FUND I

Class	A	Inst.
Ticker Symbol(s)	PYHAX	PYHIX
Principal Funds, Inc. Summary Prospectus May 2, 2017 as amended September 15, 2017
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.principalfunds.com/prospectuses. You can also get this information at no cost by calling 1-800-222-5852 or by sending an email to prospectus@principalfunds.com.
This Summary prospectus incorporates by reference the Statutory Prospectus dated March 1, 2017, as revised May 2, 2017 and supplemented on June 16, 2017, July 1, 2017, July 31, 2017, and September 15, 2017, and the Statement of Additional Information dated March 1, 2017, as revised May 2, 2017 as amended and restated June 12, 2017 and September 6, 2017, and supplemented September 15, 2017 (which may be obtained in the same manner as the Prospectus).

Objective:	The Fund seeks high current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 5 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	Inst.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None

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Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.
Management Fees	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	0.25%	N/A
Other Expenses	0.61%	0.02%
Total Annual Fund Operating Expenses	1.50%	0.66%
Expense Reimbursement (1)	(0.45)%	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.05%	0.66%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.05% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$478	$789	$1,122	$2,061
Institutional Class	67	211	368	822
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.5% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in bank loans (also known as senior floating rate interests) and securities of foreign issuers. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index, which as of December 31, 2016 was 4.11 years. The Fund is not managed to a particular maturity.

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On October 2, 2017, delete the preceding paragraph and replace with the following three paragraphs:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called “high yield” or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond or bank loan has been rated by only one of those agencies, that rating will determine whether it is below investment grade; if the bond or bank loan has not been rated by either of those agencies, those selecting such investments will determine whether it is of a quality comparable to those rated below investment grade). The Fund also invests in investment grade bank loans (also known as senior floating rate interests), securities of foreign issuers, and exchange-traded funds (“ETFs”). The Fund utilizes derivative strategies for managing fixed income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers.
In managing the Fund, Principal Global Investors, LLC, the Fund’s investment advisor, allocates the Fund’s assets among multiple sub-advisors that use differing approaches in making their investment decisions, which include actively managed and more passive investment strategies. With respect to the passive strategy, the Fund uses a sampling methodology to purchase securities with generally the same risk and return characteristics as the Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (the “Index”) in an attempt to match or exceed the performance of the Index.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Index, which as of December 31, 2016 was 4.11 years. The Fund is not managed to a particular maturity.
During the fiscal year ended October 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	9.21% in securities rated Baa	6.14% in securities rated Caa	0.01% in securities rated D
0.00% in securities rated Aa	50.64% in securities rated Ba	0.22% in securities rated Ca	0.84% in securities not rated
0.15% in securities rated A	32.79% in securities rated B	0.00% in securities rated C
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

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High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
On October 2, 2017, in the Principal Risks section, add the following to the alphabetical list of risks:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

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Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

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Futures and Swaps. Futures and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the futures contract or swap; possible lack of a liquid secondary market for a futures contract or swap and the resulting inability to close a futures contract or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Investment Company Security Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.

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Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class A - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class A shares (March 1, 2013), the performance shown in the bar chart and the table for Class A shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of the Class A shares. These adjustments for Class A shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold December 29, 2004.
Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	18.91%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(14.49)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	5 Years	10 Years
Class A Return Before Taxes	9.26%	5.28%	6.57%
Class A Return After Taxes on Distributions	6.77%	2.65%	3.82%
Class A Return After Taxes on Distribution and Sale of Fund Shares	5.18%	2.99%	4.00%
Institutional Class Return Before Taxes	14.01%	6.46%	7.39%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	17.13%	7.36%	7.55%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share class.

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Management
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisors and Portfolio Managers:
J.P. Morgan Investment Management Inc.

•	William J. Morgan (since 2007), Managing Director, Senior Portfolio Manager and High Yield Team Leader

•	James P. Shanahan, Jr. (since 2007), Managing Director, Portfolio Manager
Neuberger Berman Investment Advisers LLC

•	William (Russ) Covode (since 2011), Managing Director

•	Daniel Doyle (since 2014), Managing Director

•	Patrick Flynn (since 2016), Managing Director

•	Thomas P. O’Reilly (since 2007), Managing Director
On October 2, 2017, delete the preceding Management section, and replace with the following:
Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	James W. Fennessey (since 2007), Portfolio Manager

•	Randy L. Welch (since 2007), Portfolio Manager
Sub-Advisors:
DDJ Capital Management, LLC
Mellon Capital Management Corporation
Neuberger Berman Investment Advisers LLC
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A	Initial Investment	$1,000(1)
A	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A	Subsequent Investments	$100(1)(2)
Institutional	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

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